BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2021
Vicinity Motor Corp. [Member]
Reserve Quantities [Line Items]
Company name	Vicinity Motor Corp. (Formerly Grande West Transportation Group Inc.)
Location	British Columbia
Holding percentage	Parent Company
Functional Currency	United States Dollar (Canadian Dollar up to October 5, 2021)
Vicinity Motor Bus Corp [Member]
Reserve Quantities [Line Items]
Company name	Vicinity Motor (Bus) Corp.
Location	British Columbia
Holding percentage	100%
Functional Currency	Canadian Dollar
Vicinity Motor Bus U S A Corp [Member]
Reserve Quantities [Line Items]
Company name	Vicinity Motor (Bus) USA Corp.
Location	United States
Holding percentage	100%
Functional Currency	United States Dollar